Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2015

Item 1. Proxy Voting Record

I. Emmis Communications Corporation
(a) Name of Issuer of the portfolio security:
Emmis Communications Corporation
(b) Exchange ticker symbol of the portfolio security: EMMS
(c) CUSIP: 291525103
(d) Shareholder meeting date: July 10, 2014
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2. Ratification of Ernst & Young LLP as Emmis' independent accountants.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: Abstained on item 1;
For item 2.
(i) Whether Registrant cast its vote for or against management: Abstained on item 1; For Managemeht on item2.


II. School Specialty, Inc.
(a) Name of Issuer of the portfolio security:
School Specialty, Inc.
(b) Exchange ticker symbol of the portfolio security: SCOO
(c) CUSIP: 807864103
(d) Shareholder meeting date: September 4, 2014
(e) Brief identification of the matter voted on:
1.  Election of four directors.
2.  Approve 2014 Incentive Plan.
3. Approve adivsory resolution on the compensation of named executive officers.
4. Ratification of Deloitte & Touche LLP as independent registered public accounting firm.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For.

III. Thomnpson Creek Metals Company Inc.
(a) Name of Issuer of the portfolio security:
Thomnpson Creek Metals Company Inc.
(b) Exchange ticker symbol of the portfolio security: TC
(c) CUSIP: 884768102
(d) Shareholder meeting date: May 7, 2015
(e) Brief identification of the matter voted on:
1.  Election of directors.
2. Appointment of KPMG LLC as Auditors and authorizing directors to fix thier renumeration.
3.  Advisory vote to approve executive compensation.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For.


IV. Emerald Plantations Holdings Limited
(a) Name of Issuer of the portfolio security:
    Emerald Plantations Holdings Limited
(b) Exchange ticker symbol of the portfolio security: EMEXF
(c) CUSIP: G30337102
(d) Shareholder meeting date:  June 23, 2015
(e) Brief identification of the matter voted on:
1.  Approval of the Company's Audited Consolidated
    Financial Statements.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management


Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:    Gene T. Pretti
Date:  07-27-15